Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000215611
Shareholder Report [Line Items]
Fund Name	Standpoint Multi-Asset Fund
Class Name	Institutional
Trading Symbol	BLNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Standpoint Multi-Asset Fund (the "Fund") for the period of November 1, 2024 through April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.
Additional Information Phone Number	(866) 738-1128
Additional Information Website	https://funddocs.filepoint.com/standpoint/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.24%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/30/2019)
Standpoint Multi-Asset Fund - Institutional	(8.06)%	9.02%	8.90%
ICE BofA 3 Month U.S. Treasury Bill Index	4.97%	2.62%	2.58%
50% MSCI World / 50% ICE BAML 3-month T-Bill	8.78%	8.86%	6.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (866) 738-1128 or visit https://www.standpointfunds.com/fund for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 880,863,264
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 5,697,962
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$880,863,264
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$5,697,962
Portfolio Turnover	0%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.3%
U.S. Treasury Obligations	20.4%
Equity	56.5%

C000215610
Shareholder Report [Line Items]
Fund Name	Standpoint Multi-Asset Fund
Class Name	Investor
Trading Symbol	REMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Standpoint Multi-Asset Fund (the "Fund") for the period of November 1, 2024 through April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.
Additional Information Phone Number	(866) 738-1128
Additional Information Website	https://funddocs.filepoint.com/standpoint/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.51%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/30/2019)
Standpoint Multi-Asset Fund - Investor	(8.24)%	8.76%	8.63%
ICE BofA 3 Month U.S. Treasury Bill Index	4.97%	2.62%	2.58%
50% MSCI World / 50% ICE BAML 3-month T-Bill	8.78%	8.86%	6.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (866) 738-1128 or visit https://www.standpointfunds.com/fund for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 880,863,264
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 5,697,962
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$880,863,264
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$5,697,962
Portfolio Turnover	0%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.3%
U.S. Treasury Obligations	20.4%
Equity	56.5%